LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
LEASES
Summary of minimum future lease payments
Years Ended June 30,	$
2023	$156,253
2024	118,602
Total remaining payments	274,855
Less Imputed Interest	(12,629)
Total lease liability	$262,226

Years Ended September 30,	$
2022	$128,987
2023	107,662
2024	73,095
2025	-
2026	-
Total Remaining Payments	309,744
Of which Imputed Interest	(19,203)
Total Lease Liability	$290,541